Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Dividends on Ordinary Shares

10. DIVIDENDS ON ORDINARY SHARES

Dividends on ordinary shares declared and paid during the year were as follows:

	2018 Pence per Share	2017 Pence per Share	2016 Pence per share	2018 £m	2017 £m	2016 £m
In respect of current year – first interim	3.54	4.58	4.49	250	323	317
– second interim	9.46	3.26	3.91	668	230	276
– third interim	2.90	—	—	205	—	—

	15.90	7.84	8.40	1,123	553	593

In 2018, and in addition to the dividends of £250m and £205m that were made as part of our policy to pay 50% of recurring earnings, we also paid a dividend of £668m that related to the ring-fencing transfers to Banco Santander London Branch. For more on our ring-fencing implementation, see Note 43.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Dividends on Ordinary Shares	3. DIVIDENDS ON ORDINARY SHARES Dividends on ordinary shares declared and paid during the year are set out in Note 10 to the Consolidated Financial Statements.